Employee benefit obligations - Average life expectancy (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Germany
Disclosure of defined benefit plans [line items]
Life expectancy, current pensioners	22 years	22 years
Life expectancy, future pensioners	25 years	25 years
U.K
Disclosure of defined benefit plans [line items]
Life expectancy, current pensioners	22 years	22 years
Life expectancy, future pensioners	23 years	23 years
U.S.
Disclosure of defined benefit plans [line items]
Life expectancy, current pensioners	21 years	21 years
Life expectancy, future pensioners	22 years	22 years